SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 85.5%
Alabama - 0.2%
Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	531,550

Alaska - 0.5%
AK Hsg. Finance Corp. Mtg. Rev.	375,000	4.13	12/1/37	383,782
AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	543,480
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	12,500
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	273,202
AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	318,936

				1,531,900

Arizona - 2.2%
AZ Health Facs. Auth. Rev. (Scottsdale Lincoln Hospital Proj.) [1]	250,000	4.00	12/1/39	250,275
AZ Industrial Dev. Auth. Rev. (Bridgewater Avondale Proj.)	500,000	5.38	1/1/38	517,850
AZ Industrial Dev. Auth. Rev. (Pinecrest Academy Horizon) [4]	500,000	5.75	7/15/38	568,000
Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	323,898
Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	400,000	5.00	11/15/36	431,008
La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	843,098
Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	326,841
Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise Inc.) [4]	250,000	5.75	1/1/36	262,305
Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	400,000	5.25	11/15/29	415,792
Phoenix City Industrial Dev. Auth. Rev. (Great Hearts Academies Proj.)	250,000	6.30	7/1/42	268,982
Phoenix City Industrial Dev. Auth. Rev. (Vista College Preparatory Proj.)	400,000	4.13	7/1/38	438,952
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	1,000,000	5.38	6/15/35	1,096,960
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	380,497
Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	370,000	9.75	5/1/25	402,601
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	510,470

				7,037,529

Arkansas - 0.5%
Rogers City Rev.	1,000,000	3.88	11/1/39	1,075,140
Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	516,230

				1,591,370

California - 4.6%
CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	643,235
CA State G.O.	500,000	4.00	12/1/40	532,990
Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.00	8/1/31	506,924
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	6.00	8/1/35	1,150,370
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	654,445
Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	585,380
Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,266,238
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	324,952
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,176,021
Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	307,945
Morongo Band of Mission Indians Rev. [4]	300,000	5.00	10/1/42	344,343
Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	545,260
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	783,360
Reef-Sunset Unified School District (BAM Insured) [6]	750,000	5.00	8/1/38	792,660
Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	304,144
Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	88,637
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	1.85	6/1/39	475,265

DECEMBER 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	449,172
South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	574,445
Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	565,056
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	601,032
Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	539,855
Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,260,570
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	618,475

				15,090,774

Colorado - 4.7%
Aerotropolis Regional Transportation Auth. Rev.	400,000	5.00	12/1/51	417,780
Broadway Station Metropolitan District No. 2 G.O.	750,000	5.13	12/1/48	802,357
Broadway Station Metropolitan District No. 3 G.O.	500,000	5.00	12/1/49	522,960
Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	366,107
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	253,537
CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	800,000	5.00	9/1/36	813,464
CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	751,848
CO Science and Technology Park Metropolitan District No. 1 Rev.	500,000	5.00	12/1/33	533,555
Copper Ridge Metropolitan District Rev.	350,000	5.00	12/1/43	363,888
Copperleaf Metro District No. 2 G.O.	500,000	5.75	12/1/45	522,245
Creekwalk Marketplace Business Improvement District Rev. [4]	500,000	5.50	12/1/39	509,540
Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	524,295
Denver 9th Avenue Metropolitan District No. 2 G.O	500,000	5.00	12/1/48	526,825
Denver Urban Renewal Auth. Tax Allocation [4]	500,000	5.25	12/1/39	534,115
DIATC Metropolitan District G.O. [4]	500,000	5.00	12/1/49	530,315
Haskins Station Metropolitan District G.O.	500,000	5.00	12/1/49	508,140
Hunters Overlook Metropolitan District No. 5 G.O.	500,000	5.00	12/1/49	529,305
Iron Mountain Metropolitan District No. 2 G.O.	635,000	5.00	12/1/39	655,485
Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	509,695
Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	262,028
Painted Prairie Public Improvement Auth. Rev.	500,000	5.00	12/1/39	516,465
Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	517,625
St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	525,265
STC Metropolitan District No. 2 G.O.	500,000	5.00	12/1/49	535,665
Tallman Gulch Metropolitan District G.O.	500,000	5.25	12/1/47	514,550
Thompson Crossing Metropolitan District No. 4 G.O.	500,000	5.00	12/1/49	532,010
Vauxmont Metropolitan District G.O. (AGM Insured)	500,000	3.25	12/15/50	515,415
Velocity Metropolitan District No. 3 G.O.	500,000	5.38	12/1/39	532,770
Wild Plum Metropolitan District G.O.	595,000	5.00	12/1/49	618,169

				15,245,418

Connecticut - 0.8%
CT Hsg. Finance Auth. Rev.	550,000	3.88	11/15/35	590,546
CT Hsg. Finance Auth. Rev. [9]	505,000	4.25	6/15/43	546,723
CT Hsg. Finance Auth. Rev.	1,000,000	3.85	5/15/45	1,033,990
CT Hsg. Finance Auth. Rev. [9]	455,000	4.30	6/15/48	491,022

				2,662,281

District of Columbia - 0.4%
District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	649,344
District of Columbia Rev. (Ingleside Rock Creek Proj.)	500,000	5.00	7/1/37	539,190

				1,188,534

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Florida - 8.9%
Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	433,891
Alta Lakes Community Dev. District Special Assessment	500,000	4.40	5/1/39	511,115
Ave Maria Stewardship Community District Special Assessment. (AGM Insured)	295,000	3.00	5/1/38	299,767
Bay Co. Educational Facs. Rev. (Bay Haven Charter)	430,000	5.25	9/1/30	438,256
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	219,404
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.00	8/1/27	256,962
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.38	8/1/32	260,645
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	518,495
Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	550,000	6.75	12/1/35	521,537
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [4]	250,000	6.75	7/1/37	250,725
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	251,920
Capital Trust Agency Rev. (University Bridge LLC Student Housing Proj.) [4]	500,000	5.25	12/1/43	526,885
Celebration Pointe Community Dev. District Special Assessment Rev. [4]	250,000	5.00	5/1/32	272,280
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 4, [5]	250,000	7.25	5/15/26	234,755
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 4, [5]	750,000	8.13	5/15/44	702,840
Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	415,000	6.25	10/1/39	438,987
Dowden West Community Dev. District Special Assessment [4]	360,000	5.40	5/1/39	386,136
Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	627,370
Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	990,000	3.75	10/1/49	1,035,144
FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	80,000	5.00	7/1/26	80,390
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.20	1/1/45	1,079,230
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.30	7/1/49	513,220
Gramercy Farms Community Dev. District Special Assessment [6]	420,000	3.24	5/1/39	201,600
Harbor Bay Community Dev. District Special Assessment	350,000	4.10	5/1/48	345,933
Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	220,874
Lake Co. Educational Project. Rev. (Imagine South Lake Charter School Proj.) [4]	550,000	5.00	1/15/39	604,208
Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Azario Proj.)	580,000	4.00	5/1/40	584,373
Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (NE Sector Proj.)	435,000	3.85	5/1/39	436,679
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	250,000	4.25	5/1/25	258,050
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	150,000	6.70	5/1/33	162,978
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	200,000	7.40	5/1/30	213,254
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	328,986
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	424,876
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	318,852
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	550,000	5.30	5/1/39	600,699
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	343,709
Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	500,000	4.50	5/1/49	517,190
Lexington Oaks Community Dev. District Special Assessment Rev.	235,000	5.65	5/1/33	243,852
Live Oak No. 2 Community Dev. District Special Assessment	400,000	4.00	5/1/35	419,600
Long Lake Ranch Community Dev. District Special Assessment	110,000	5.63	5/1/24	113,762
Long Lake Ranch Community Dev. District Special Assessment	500,000	4.63	5/1/36	519,655
Long Lake Ranch Community Dev. District Special Assessment	435,000	5.00	5/1/38	460,156
LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	505,895
Magnolia Creek Community Dev. District Rev. 2, [5,15]	250,000	5.60	N/A	45,000
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	259,202
Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	582,245
New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	5/1/13	2
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	537,150
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	270,782
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	612,860
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	567,770

DECEMBER 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	277,160
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	3.95	3/1/40	493,133
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	405,000	4.00	9/1/48	437,647
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	299,500
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	585,090
Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	506,675
Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	600,000	7.25	6/1/34	672,432
Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	580,745
Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.)	500,000	5.00	5/1/33	506,320
Seven Oaks Community Dev. District Special Assessment Rev	250,000	5.50	5/1/33	261,232
Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/43	504,635
Tolomato Community Dev. District Special Assessment	500,000	4.25	5/1/37	511,215
Tolomato Community Dev. District Special Assessment [2,5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	185,000	7.00	5/1/40	160,536
Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	78,150
Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	39,170
Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	531,950
Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	322,362
University Park Recreation District Special Assessment (BAM Insured)	750,000	3.50	5/1/50	772,560
Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	9,003
Waters Edge Community Dev. District Cap. Improvement Rev. [6]	165,000	6.60	5/1/39	165,698
Wiregrass Community Dev. District Special Assessment	245,000	5.38	5/1/35	263,576
Zephyr Ridge Community Dev. District Special Assessment [2,5,15]	450,000	5.25	N/A	378,000

				28,916,936

Georgia - 3.6%
Cobb Co. Dev. Auth. Rev. (Presbyterian Village Proj.) [4]	650,000	5.00	12/1/39	685,308
Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	604,030
GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,322,573
GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,024,880
GA Housing & Finance Authority Rev.	465,000	3.85	12/1/38	502,577
GA Housing & Finance Authority Rev.	340,000	4.00	12/1/39	365,303
GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	682,701
GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	623,537
GA Housing & Finance Authority Rev.	540,000	3.95	12/1/43	579,334
GA Housing & Finance Authority Rev.	990,000	3.50	12/1/46	1,026,452
GA Housing & Finance Authority Rev.	600,000	4.00	12/1/48	641,298
GA Housing & Finance Authority Rev.	1,100,000	4.20	12/1/48	1,195,678
GA Housing & Finance Authority Rev.	1,000,000	3.25	12/1/49	1,018,540
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	501,520
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	594,595
Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	402,658

				11,770,984

Idaho - 0.5%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	380,000	7.00	10/1/24	419,634
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	275,220
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	557,470
ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	380,000	5.75	12/1/32	410,814

				1,663,138

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Illinois - 6.6%
Bellwood G.O.	500,000	5.88	12/1/27	557,605
Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	1,118,868
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	554,455
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	597,880
Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	545,815
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	554,210
Chicago Park Dist. G.O (Limited Tax)	1,000,000	5.00	1/1/28	1,112,030
Chicago Transit Auth. Sales Tax Rev.	250,000	5.25	12/1/30	265,542
IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	268,965
IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	544,675
IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	703,688
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	537,430
IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,140,100
IL Fin. Auth. Rev. (Institute of Technology)	500,000	4.00	9/1/41	527,970
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	554,410
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/45	546,545
IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	200,000	5.00	2/1/24	207,914
IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	543,865
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	716,250
IL G.O.	250,000	5.50	7/1/33	273,925
IL G.O. (AGM Insured)	500,000	4.00	2/1/30	549,780
IL Housing Dev. Auth. Rev.	1,000,000	3.15	7/1/44	1,006,660
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	440,000	3.88	4/1/41	468,631
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	360,000	4.00	10/1/48	388,012
IL Rev.	500,000	5.00	6/15/33	573,205
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,124,350
La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	296,548
Lake Co. Community Consolidated School District No. 50 Woodland G.O.	250,000	5.63	1/1/26	261,158
Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	374,641
Macon Co. School District No. 61 Decatur G.O. (AGM Insured)	250,000	5.25	1/1/37	258,528
Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,066,676
Madison Counties Community College District No. 536 G.O. (Lewis & Clark Cmnty. College)	345,000	5.00	5/1/29	348,757
Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	614,720
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	278,430
Richton Park Public Library District G.O.	250,000	4.50	12/15/32	264,575
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2]	385,000	7.00	10/1/22	223,300
University of Illinois (AGM Insured)	1,000,000	4.13	4/1/48	1,087,750
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	145,000	4.00	12/1/22	146,237
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	269,158

				21,473,258

Indiana - 1.2%
Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.) [2,5]	177,563	6.00	11/15/22	4,705
Damon Run Conservancy Dist. G.O. (State Intercept Insured)	300,000	6.10	7/1/25	300,246
Evansville Hsg. Rev. (Silver Birch Evansville Proj.)	250,000	5.45	1/1/38	263,225
IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	869,124
IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	479,396
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	394,804
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	510,635
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	300,438

DECEMBER 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mishawaka Multifamily Hsg. Rev. (Silver Birch Mishawaka Proj.) [4]	500,000	5.38	1/1/38	517,560
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	390,565

				4,030,698

Iowa - 0.7%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	729,190
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	5.00	5/15/47	551,970
North Polk Community School District G.O. (AGM Insured)	1,000,000	4.00	6/1/31	1,010,510

				2,291,670

Kansas - 0.1%
Wichita Health Care Facs. Rev. (Kansas Masonic Home)	300,000	5.25	12/1/36	325,263

Kentucky - 0.1%
Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	425,000	6.50	3/1/41	444,864

Louisiana - 1.6%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	15,446	5.00	11/1/40	15,499
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	95,000	4.60	6/1/29	97,721
LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	543,790
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	568,305
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	336,732
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	547,865
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	323,103
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	4.00	11/1/44	506,065
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	518,968
LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	510,000	6.50	5/1/31	545,348
LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	342,144
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	595,000	1.98	2/15/36	587,676
St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	327,642

				5,260,858

Maine - 1.1%
ME Hsg. Auth. Rev.	600,000	4.00	11/15/35	636,978
ME Hsg. Auth. Rev.	500,000	4.00	11/15/37	536,775
ME Hsg. Auth. Rev.	105,000	4.50	11/15/37	110,049
ME Hsg. Auth. Rev.	615,000	4.13	11/15/38	678,259
ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	524,455
ME Hsg. Auth. Rev.	500,000	3.10	11/15/44	506,175
ME Hsg. Auth. Rev.	495,000	4.25	11/15/48	543,540

				3,536,231

Maryland - 0.5%
MD Community Dev. Administration Rev.	350,000	4.10	9/1/38	380,583
MD Community Dev. Administration Rev.	350,000	3.75	3/1/39	363,097
MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	377,860
Montgomery Co. Housing Opportunities Commission Rev.	405,000	4.00	7/1/38	411,091

				1,532,631

Massachusetts - 2.8%
Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	481,090
Ipswich Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/1/25	501,100
MA Dev. Finance Agy. Rev.	890,000	5.00	7/1/44	1,042,831
MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,458,600
MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	329,418

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	448,264
MA Education Finance Auth. Education Rev.	75,000	5.15	1/1/26	75,067
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	259,752
MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	548,930
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	521,865
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	953,154
MA Housing Finance Agy. Rev.	825,000	3.60	12/1/59	846,013
MA Housing Finance Agy. Rev. (FHA Insured)	500,000	5.30	12/1/38	507,080
MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	270,000	3.90	12/1/38	275,386
Northbridge Muncipal Purpose Loan G.O (AGM Insured)	500,000	4.00	6/15/25	501,030
Rowley Land Acquisition Loan G.O (AGM Insured)	360,000	4.00	5/1/27	360,756

				9,110,336

Michigan - 3.2%
Chandler Park Academy Rev.	130,000	5.00	11/1/22	130,221
City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	310,230
MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	268,190
MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	259,290
MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	532,420
MI Hsg. Dev. Auth. Rev.	500,000	3.70	12/1/36	528,795
MI Hsg. Dev. Auth. Rev.	1,500,000	4.13	12/1/38	1,643,265
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	315,513
MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	805,342
MI Hsg. Dev. Auth. Rev.	1,000,000	4.00	6/1/49	1,069,620
MI Hsg. Dev. Auth. Rev.	2,000,000	3.15	6/1/50	2,014,500
MI Hsg. Dev. Auth. Rev.	1,000,000	3.50	10/1/54	1,018,900
MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	280,000	6.35	11/1/28	280,571
MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	300,000	5.00	11/15/49	343,083
Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	166,462
Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	136,228
Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	277,858
Universal Academy Michigan Public School Rev.	135,000	6.50	12/1/23	140,053

				10,240,541

Minnesota - 0.3%
Apple Valley Rev. (Senior Living, LLC Proj.)	500,000	5.00	1/1/47	407,305
MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	95,000	4.40	7/1/32	95,554
Rochester City Rev. (Math & Science Academy Proj.)	500,000	5.13	9/1/38	522,365

				1,025,224

Mississippi - 0.7%
MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	1,038,260
MS Gaming Tax Rev.	740,000	4.00	10/15/38	814,296
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	385,000	4.00	12/1/43	411,604

				2,264,160

Missouri - 1.0%
Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	200,000	5.45	9/1/23	202,700
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,4,5]	500,000	5.75	11/15/36	399,800
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	1,042,780
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	710,000	3.80	11/1/48	755,085
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.05	11/1/49	496,110
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.35	11/1/49	512,690

				3,409,165

DECEMBER 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Montana - 0.5%
Forsyth Pollution Control Rev.	250,000	5.00	5/1/33	256,637
MT Board of Housing Single Family Rev.	195,000	4.00	12/1/38	208,268
MT Board of Housing Single Family Rev. (BRD Insured)	500,000	4.00	6/1/45	539,475
MT Board of Housing Single Family Rev. (FHA Insured)	260,000	3.75	12/1/38	267,735
MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	85,000	4.70	12/1/26	85,822
MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	137,077	5.08	4/1/21	138,279

				1,496,216

Nebraska - 0.4%
Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	400,000	5.00	11/1/30	465,352
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,15]	410,000	5.13	N/A	17,015
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	310,000	3.75	9/1/35	333,086
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.05	9/1/42	500,080

				1,315,533

Nevada - 1.0%
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	340,000	4.00	12/1/27	354,984
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	345,000	5.00	12/1/37	377,965
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	330,000	3.85	10/1/39	342,454
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.35	10/1/49	1,026,800
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.40	10/1/49	1,021,330

				3,123,533

New Hampshire - 0.6%
NH Business Finance Auth. Rev. (The Vista Proj.) [4]	310,000	5.25	7/1/39	337,069
NH Business Finance Auth. Rev. (The Vista Proj.) [4]	500,000	5.63	7/1/46	548,910
NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	400,000	6.00	1/1/34	419,088
NH Hsg. Fin. Agy. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	766,818

				2,071,885

New Jersey - 2.3%
NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	281,808
NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	566,775
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	250,000	5.00	6/15/37	289,842
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	500,000	5.00	6/15/43	572,085
NJ Higher Education Assistance Auth. Student Loan Rev.	5,000	5.00	12/1/28	5,000
NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	798,810
NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	574,392
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	335,000	4.50	10/1/30	348,410
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	960,000	3.75	10/1/35	1,028,851
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	615,000	4.50	10/1/48	680,780
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	475,000	4.00	4/1/49	508,635
NJ Transportation Trust Fund Auth. Rev. [9]	500,000	4.00	12/15/39	529,565
NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	585,605
Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	333,921
Wyckoff Township Board of Education G.O.	350,000	4.00	3/15/23	352,104

				7,456,583

New Mexico - 1.7%
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	340,000	3.90	9/1/42	347,868
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	335,000	4.13	9/1/42	345,248
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	745,000	3.85	7/1/43	787,696

8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	3.85	7/1/43	523,368
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	415,000	3.80	9/1/46	429,488
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	845,000	4.00	7/1/48	903,880
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.10	7/1/49	504,080
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.35	7/1/49	1,030,930
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	7/1/49	542,095

				5,414,653

New York - 3.2%
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	370,758
New York City Housing Development Corp. Multifamily Mtg. Rev.	250,000	4.60	11/1/36	258,945
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	320,127
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	317,106
New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	673,075
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	530,080
New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	513,215
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	836,430
NY Monroe County Industrial Development Corp. Rev. (St Ann’s Community Proj.)	750,000	5.00	1/1/50	810,308
NY Mortgage Agency Rev.	175,000	3.75	10/1/42	178,127
NY Mortgage Agency Rev.	500,000	4.20	10/1/43	545,225
NY Mortgage Agency Rev.	1,315,000	3.80	10/1/48	1,379,830
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	351,864
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	604,130
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	415,604
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	521,130
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	536,095
NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	270,318
NY State Mortgage Agency Rev.	1,000,000	2.95	10/1/49	982,640

				10,415,007

North Carolina - 1.5%
Mecklenburg Co. Rev. (Little Rock Apts)	315,000	5.15	1/1/22	318,802
Mecklenburg Co. Rev. (Little Rock Apts)	510,000	5.38	1/1/36	518,293
NC Housing Finance Agency Rev.	650,000	3.85	7/1/37	697,690
NC Housing Finance Agency Rev.	300,000	3.95	1/1/41	318,753
NC Housing Finance Agency Rev.	1,010,000	4.00	7/1/47	1,082,306
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	5,000	4.10	1/1/41	5,461
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	480,000	4.00	1/1/48	512,808
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.63	7/1/49	1,045,350
NC Medical Care Comm. Rev. (Salemtowne Proj.)	400,000	5.00	10/1/38	439,684

				4,939,147

North Dakota - 0.3%
ND Housing Finance Agency Rev.	550,000	3.85	1/1/42	583,830
ND Housing Finance Agency Rev.	435,000	4.00	7/1/48	468,382

				1,052,212

Ohio - 2.4%
Clyde-Green Springs Exempted Village School District G.O.	330,000	4.20	12/1/31	333,686
Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	840,000	4.00	5/15/49	897,196
Dayton-Montgomery Co. Port Auth. Rev. (Storypoint Troy Proj.)	400,000	7.00	1/15/40	408,284
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [4]	250,000	6.50	12/1/37	252,750
Liberty Community Infrastructure Financing Auth. Special Assessment	500,000	3.13	12/1/46	492,455

DECEMBER 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	551,175
OH Higher Educational Facs. Commission Rev. (Tiffin University Proj.)	1,045,000	4.00	11/1/49	1,035,961
OH Housing Finance Agency Rev.	1,000,000	3.35	9/1/49	1,030,510
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	440,000	4.05	3/1/37	477,558
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.35	9/1/39	464,823
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	980,000	4.00	9/1/48	1,048,335
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	4.00	3/1/49	804,938

				7,797,671

Oklahoma - 0.7%
Fort Sill Apache Tribe Economic Dev. Auth. [4]	460,000	8.50	8/25/26	503,935
Oklahoma Dev. Finance Auth. Rev. (Oklahoma City University Proj.)	1,000,000	5.00	8/1/49	1,117,960
Sallisaw Municipal Auth. Rev. (AGM Insured)	500,000	4.45	1/1/28	500,955

				2,122,850

Oregon - 1.5%
Clackamas Co. Hospital Fac. Auth. Rev. (Willamette View Proj.)	460,000	5.00	11/15/52	518,438
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	360,122
Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	266,537
Marion Co. School District No. 1 Gervais G.O.	500,000	4.00	6/1/33	500,880
OR Hsg. & Community Services Dept. Rev.	250,000	3.80	7/1/34	270,428
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	245,000	3.75	7/1/35	260,286
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	380,000	4.00	7/1/38	389,489
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	460,000	3.75	7/1/48	479,182
OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,041,350
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	740,000	5.13	7/1/35	763,021

				4,849,733

Pennsylvania - 3.3%
Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	130,000	5.90	8/15/26	132,961
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	1.98	10/1/34	448,674
Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	250,000	5.50	12/1/31	270,247
Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	386,543
Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	400,000	4.00	10/15/22	410,260
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	292,286
PA Hsg. Finance Agy. Rev.	500,000	3.90	10/1/36	532,925
PA Hsg. Finance Agy. Rev.	530,000	3.95	10/1/38	568,398
PA Hsg. Finance Agy. Rev.	175,000	4.05	10/1/40	182,908
PA Hsg. Finance Agy. Rev.	175,000	4.05	10/1/40	182,668
PA Hsg. Finance Agy. Rev.	825,000	3.65	10/1/42	854,948
PA Hsg. Finance Agy. Rev.	600,000	3.00	10/1/46	600,216
PA Hsg. Finance Agy. Rev.	170,000	4.00	10/1/46	181,349
PA Hsg. Finance Agy. Rev.	500,000	4.00	10/1/47	529,885
PA Hsg. Finance Agy. Rev.	1,000,000	3.40	10/1/49	1,025,960
PA Turnpike Commission Rev. Capital Appreciation [6]	500,000	5.13	12/1/35	518,420
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,512,450
Palmerton Area School District G.O.	500,000	4.00	8/15/35	511,085
Philadelphia Industrial Dev. Auth. Rev. (Alliance for Progress Charter School Proj.)	635,000	5.00	6/15/49	670,395
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	374,451
Philadelphia Industrial Dev. Auth. Rev. (Independence Charter School Proj.)	500,000	5.00	6/15/39	530,380

				10,717,409

Rhode Island - 0.1%
RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	259,788

10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

South Carolina - 0.9%
Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	350,539
SC Education Assistance Auth. Student Loan Rev.	160,000	5.10	10/1/29	160,074
SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	519,980
SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	279,918
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	587,500
SC State Hsg. Finance & Dev. Auth. Rev.	1,035,000	4.00	1/1/47	1,098,735

				2,996,746

South Dakota - 0.2%
SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	577,155

Tennessee - 2.9%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [4]	500,000	6.50	6/1/27	527,945
Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	335,244
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5,15]	1,850,000	5.35	N/A	4,625
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	19,688
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	1,630,000	6.00	1/1/29	16
Shelby Co. Health, Education & Hsg. Facs. Rev. (The Farms at Bailey Station Proj.)	650,000	5.50	10/1/39	650,904
TN Hsg. Dev. Agency Rev.	1,250,000	2.95	7/1/49	1,229,188
TN Hsg. Dev. Agency. Rev.	370,000	3.60	1/1/31	384,315
TN Hsg. Dev. Agency. Rev.	510,000	3.88	7/1/35	539,136
TN Hsg. Dev. Agency. Rev.	260,000	3.95	7/1/35	277,014
TN Hsg. Dev. Agency. Rev.	645,000	4.00	7/1/39	694,162
TN Hsg. Dev. Agency. Rev.	490,000	3.85	7/1/42	520,703
TN Hsg. Dev. Agency. Rev.	490,000	3.90	7/1/42	522,345
TN Hsg. Dev. Agency. Rev.	1,000,000	4.00	7/1/44	1,081,930
TN Hsg. Dev. Agency. Rev.	1,000,000	3.95	1/1/49	1,060,600
TN Hsg. Dev. Agency. Rev.	1,590,000	4.05	1/1/49	1,691,633

				9,539,448

Texas - 5.5%
Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	805,000	7.00	8/15/28	833,127
Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	204,060
Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	393,711
Bexar Co. Rev. (Venue Proj.)	1,000,000	5.00	8/15/39	1,080,180
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	567,190
Danbury Higher Education Auth. Education Rev. (Golden Rule Schools)	650,000	5.13	8/15/49	683,696
El Paso County Hospital District G.O.	825,000	5.00	8/15/43	876,925
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	549,770
Huffman Independent School District G.O.	955,000	4.00	2/15/28	958,295
New Hope Cultural Education Facs. Corp. Rev. (Beta Academy) [4]	425,000	5.00	8/15/39	449,896
New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	431,932
New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	255,875
New Hope Cultural Education Facs. Corp. Rev. (Legacy Preparatory Charter Academy) [4]	500,000	6.00	8/15/37	533,355
New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	553,760
New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes, Inc. Proj.)	250,000	5.50	1/1/35	270,705
New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	384,790
New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	785,400
North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	242,000	5.38	2/15/25	242,334
North Mission Glen Municipal Utility District, G.O. (AGM Insured)	575,000	4.00	9/1/32	583,585
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	295,235
Sheldon Independent School District G.O.	360,000	4.00	2/15/27	361,242

DECEMBER 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	549,625
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [2,5]	500,000	5.63	11/15/27	350,000
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	580,495
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	250,000	5.63	11/15/24	250,452
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	500,000	6.63	11/15/37	580,580
Travis Co. Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.)	300,000	7.13	1/1/46	317,643
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	4.13	9/1/38	545,985
TX Department of Housing & Community Affairs (GNMA Collateralized)	1,100,000	3.63	9/1/44	1,165,164
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	545,160
TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	535,000	3.00	3/1/35	554,453
TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	1,000,000	4.00	3/1/50	1,075,090

				17,809,710

Utah - 0.7%
UT Charter School Finance Auth. Rev. (Academy Sciences Proj.) [4]	625,000	4.65	7/15/33	635,831
UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	500,000	6.00	4/15/45	502,800
UT Hsg. Corp. Single Family Mtg. Rev.	45,000	5.75	1/1/33	45,886
UT Hsg. Corp. Single Family Mtg. Rev.	85,000	4.60	7/1/34	85,910
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	345,000	4.00	1/1/36	370,071
West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	471,660

				2,112,158

Vermont - 0.5%
VT Hsg. Fin. Agy. Rev.	1,000,000	3.25	8/15/49	1,009,640
VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	3.50	5/1/38	510,502

				1,520,142

Virginia - 0.7%
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	1,000,000	3.63	1/1/31	1,035,650
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	525,000	3.88	1/1/38	541,758
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	422,240
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	250,000	4.60	12/1/38	255,260

				2,254,908

Washington - 2.5%
Chelan Co. Public Utility District No. 1 Rev.	1,000,000	5.00	7/1/29	1,002,890
Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	344,904
King Co. Hsg. Auth. Rev.	1,000,000	3.00	11/1/39	1,009,870
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	578,355
Snohomish Co. Hsg. Auth. Rev.	500,000	4.00	4/1/44	536,340
Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	536,225
Vancouver Hsg. Auth. Rev. (Van Vista Plaza Proj.)	1,000,000	3.30	12/1/51	991,930
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	274,695
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	850,000	5.00	7/1/36	924,570
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	568,480
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Transforming Age Proj.) [4]	500,000	5.00	1/1/44	549,655
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	324,672
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	60,000	4.60	10/1/33	61,965
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	440,000	4.00	12/1/47	463,206

				8,167,757

12

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

West Virginia - 0.4%
WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	265,250
WV Hsg. Dev. Fund Rev.	265,000	3.80	11/1/35	277,084
WV Hsg. Dev. Fund Rev.	500,000	4.00	11/1/37	537,240
WV Hsg. Dev. Fund Rev.	130,000	4.10	11/1/45	136,720

				1,216,294

Wisconsin - 4.5%
WI Health & Education Facs. Auth. Rev. (Medical College)	870,000	5.25	12/1/35	873,271
WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	1,000,000	5.13	10/1/48	1,070,420
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	525,435
WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	1,000,000	5.00	8/15/43	1,081,080
WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	571,445
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	324,174
WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	600,445
WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.) [4]	350,000	5.00	11/1/46	378,192
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	264,990
WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	593,656
WI Housing & Economic Dev. Auth. Rev.	1,105,000	3.15	11/1/44	1,120,205
WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,595,685
WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	700,000	5.00	6/1/39	758,023
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	846,630
WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.) [4]	500,000	8.25	6/1/46	545,790
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,520	9.00	1/1/46	564
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,287	9.00	1/1/47	545
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	447	12.00	1/1/47	15
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,171	9.00	1/1/48	543
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	390	12.00	1/1/48	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,055	9.00	1/1/49	538
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	384	11.00	1/1/49	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,822	9.00	1/1/50	518
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	372	11.00	1/1/50	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,334	9.00	1/1/51	568
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	365	11.00	1/1/51	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [1,2,4]	451,406	3.75	7/1/51	396,104
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,218	9.00	1/1/52	551
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	475	10.00	1/1/52	15
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,985	9.00	1/1/53	544
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	469	10.00	1/1/53	15
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,869	9.00	1/1/54	534
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	453	10.00	1/1/54	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,636	9.00	1/1/55	524
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	444	9.00	1/1/55	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,404	9.00	1/1/56	517
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	434	9.00	1/1/56	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4]	21,561	5.50	7/1/56	20,545
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,287	9.00	1/1/57	508
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	481	9.00	1/1/57	15
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,055	9.00	1/1/58	497
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	469	9.00	1/1/58	15
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,938	9.00	1/1/59	492
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	456	9.00	1/1/59	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	447	8.00	1/1/60	14

DECEMBER 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,822	9.00	1/1/60	481
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	440	8.00	1/1/61	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,589	9.00	1/1/61	468
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	428	8.00	1/1/62	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,473	9.00	1/1/62	460
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	419	8.00	1/1/63	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,240	9.00	1/1/63	451
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	409	8.00	1/1/64	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,124	9.00	1/1/64	446
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	403	7.00	1/1/65	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,008	9.00	1/1/65	435
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	434	7.00	1/1/66	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	14,775	9.00	1/1/66	414
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	5,235	5.00	1/1/67	138
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	192,429	9.00	1/1/67	5,078
WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	519,625
WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) [4]	7,608	5.50	12/1/48	7,608
WI Public Finance Auth. Rev. (Mountain Island Charter School)	820,000	5.00	7/1/37	891,635
WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	439,356
WI Public Finance Auth. Rev. (Rose Villa Proj.) [4]	420,000	5.00	11/15/24	445,116
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	240,000	5.00	4/1/25	256,877
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	529,750

				14,672,140

Wyoming - 0.4%
WY Community Dev. Auth. Rev.	265,000	3.75	12/1/32	273,938
WY Community Dev. Auth. Rev.	630,000	3.90	12/1/38	669,917
WY Community Dev. Auth. Rev.	285,000	4.05	12/1/38	294,160

				1,238,015

Total Municipal Bonds (cost: $277,454,694)				277,312,006

Investment Companies - 4.0%
BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383			758,321
BlackRock Municipal Income Investment Quality Trust (BAF)	28,500			405,127
BlackRock MuniEnhanced Fund, Inc. (MEN)	24,000			267,840
BlackRock MuniHoldings Florida Insured Fund (MFL)	85,398			1,134,939
BlackRock MuniHoldings Fund II, Inc. (MUH)	36,000			548,280
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	44,214			557,539
BlackRock MuniHoldings Quality Fund, Inc. (MUS)	41,338			519,619
BlackRock MuniYield Insured Fund (MYI)	71,171			960,808
BlackRock MuniYield Michigan Insured Fund (MIY)	21,538			305,732
DWS Municipal, Income Trust (KTF)	82,036			929,468
Invesco Municipal Opportunity Trust (VMO)	38,400			474,624
Invesco Municipal Trust (VKQ)	63,400			783,624
Invesco Quality Municipal Income Trust (IQI)	70,200			883,116
Invesco Van Kampen Advantage Muni Income Trust (VKI)	46,700			521,639
Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	40,000			514,000
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	135,172			1,943,773

14

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Nuveen Quality Municipal Income Fund (NAD)	90,173	1,316,526
Putnam Municipal Opportunities Trust (PMO)	15,000	197,250

Total Investment Companies (cost: $12,709,331)		13,022,225

Total Investments in Securities - 89.5% (cost: $290,164,025)		290,334,231
Other Assets and Liabilities, net - 10.5%		34,214,636

Total Net Assets - 100.0%		$324,548,867

[1]

Variable rate security. Rate disclosed is as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2019 was $2,502,104 and represented 0.7% of net assets.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2019 was $30,071,186 and represented 9.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2019 was $2,783,667 and represented 0.9% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2019 was $4,030,789 and represented 1.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2019 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	277,312,006	—	277,312,006
Investment Companies	13,022,225	—	—	13,022,225

	13,022,225	277,312,006	—	290,334,231

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2019	15